Equipment	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Equipment
	Camp and field equipment	Machinery and equipment	Total
Cost
Balance at December 31, 2016	$1,217	$829	$2,046
Additions	144	-	144
Currency translation adjustment	(3)	-	(3)
Balance at December 31, 2017	$1,358	$829	$2,187
Additions	109	-	109
Currency translation adjustment	4	-	4
Balance at December 31, 2018	$1,471	$829	$2,300

Accumulated depreciation
Balance at December 31, 2016	$(145)	$(115)	$(260)
Depreciation	(149)	(104)	(253)
Currency translation adjustment	1	-	1
Balance at December 31, 2017	$(293)	$(219)	$(512)
Depreciation	(158)	(104)	(262)
Currency translation adjustment	(1)	-	(1)
Balance at December 31, 2018	$(452)	$(323)	$(775)

Net book value
Balance at December 31, 2017	$1,065	$610	$1,675
Balance at December 31, 2018	$1,019	$506	$1,525